Exhibit 99.1

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 6-30-2007	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		7/18/2007
2	Payment Date		7/20/2007
3	Collection Period	5/27/2007	6/30/2007	35
4	Monthly Interest Period - Actual	6/20/2007	7/19/2007	30
5	Monthly Interest - Scheduled			30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	266,000,000.00	—	—	—	—	—
7	Class A-2 Notes	483,000,000.00	441,496,646.12	—	36,039,124.66	405,457,521.46	0.8394566
8	Class A-3 Notes	544,000,000.00	544,000,000.00	—	—	544,000,000.00	1.0000000
9	Class A-4 Notes	207,000,000.00	207,000,000.00	—	—	207,000,000.00	1.0000000
10	Certificates	148,380,192.94	148,380,192.94	—	—	148,380,192.94	1.0000000

11	Equals: Total Securities	$1,648,380,192.94	$1,340,876,839.06	$—	$36,039,124.66	$1,304,837,714.40

12	Total Securitization Value	$1,648,380,192.94	$1,365,576,566.12			$1,329,537,441.46

				Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
13	Class A-1 Notes	5.5235%	—	—	—	—
14	Class A-2 Notes	5.5500%	2,041,921.99	4.6250000	38,081,046.65	86.2544415
15	Class A-3 Notes	5.5000%	2,493,333.33	4.5833333	2,493,333.33	4.5833333
16	Class A-4 Notes	5.5400%	955,650.00	4.6166667	955,650.00	4.6166667

	Equals: Total Securities		5,490,905.32		41,530,029.98

C.	COLLECTIONS AND AVAILABLE FUNDS

17	Lease Payments Received	30,171,816.56
18	Pull Ahead Waived Payments	—
19	Sales Proceeds - Early Terminations	13,899,736.26
20	Sales Proceeds - Scheduled Terminations	3,866,706.51
21	Security Deposits for Terminated Accounts	57,049.00
22	Excess Wear and Tear Received	21,460.31
23	Excess Mileage Charges Received	53,173.67
24	Other Recoveries Received	112,202.61

25	Subtotal: Total Collections	48,182,144.92

26	Repurchase Payments	—
27	Postmaturity Term Extension	—
28	Investment Earnings on Collection Account	222,189.00

29	Total Available Funds, prior to Servicer Advances	48,404,333.92

30	Servicer Advance	—

31	Total Available Funds	48,404,333.92

32	Reserve Account Draw	—

33	Available for Distribution	48,404,333.92

D.	DISTRIBUTIONS

34	Payment Date Advance Reimbursement (Item 78)		—
35	Servicing Fee (Servicing and Administrative Fees paid pro rata):
36	Servicing Fee Shortfall from Prior Periods		—
37	Servicing Fee Due in Current Period		1,137,980.47
38	Servicing Fee Shortfall		—
39	Administration Fee (Servicing and Administrative Fees paid pro rata):
40	Administration Fee Shortfall from Prior Periods		—
41	Administration Fee Due in Current Period		5,000.00
42	Administration Fee Shortfall		—
43	Interest Paid to Noteholders		5,490,905.32
44	First Priority Principal Distribution Amount		—
45	Amount Paid to Reserve Account to Reach Specified Balance		—
46	Subtotal: Remaining Available Funds	41,770,448.13
47	Regular Principal Distribution Amount	36,039,124.66
48	Regular Principal Paid to Noteholders (lesser of Item 46 and Item 47)		36,039,124.66
49	Other Amounts paid to Trustees		—

50	Remaining Available Funds		5,731,323.47

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 6-30-2007	PAGE 2

E.	CALCULATIONS

51	Calculation of First Priority Principal Distribution Amount:
52	Outstanding Principal Amount of the Notes (Beg. of Collection Period)	1,192,496,646.12
53	Less: Aggregate Securitization Value (End of Collection Period)	(1,329,537,441.46)

54	First Priority Principal Distribution Amount (not less than zero)	—

55	Calculation of Regular Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. of Collection Period)	1,192,496,646.12
57	Less: First Priority Principal Distribution Amount	—
58	Less: Targeted Note Balance	(1,156,457,521.46)

59	Regular Principal Distribution Amount	36,039,124.66

60	Calculation of Targeted Note Balance:
61	Aggregate Securitization Value (End of Collection Period)	1,329,537,441.46
62	Less: Targeted Overcollateralization Amount (10.5% of Initial Securitization Value)	(173,079,920.00)

63	Targeted Note Balance	1,156,457,521.46

64	Calculation of Servicer Advance:
65	Available Funds, prior to Servicer Advances (Item 29)	48,404,333.92
66	Less: Payment Date Advance Reimbursement (Item 78)	—
67	Less: Servicing Fees Paid (Items 36, 37 and 38)	1,137,980.47
68	Less: Administration Fees Paid (Items 40, 41 and 42)	5,000.00
69	Less: Interest Paid to Noteholders (Item 43)	5,490,905.32
70	Less: 1st Priority Principal Distribution (Item 54)	—

71	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	41,770,448.13
72	Monthly Lease Payments Due on Included Units but not received (N/A if Item 71 > 0)	N/A

73	Servicer Advance (If Item 71 < 0, lesser of Item 72 and absolute value of Item 71, else 0)	—

74	Total Available Funds after Servicer Advance (Item 71 plus Item 72)	41,770,448.13

75	Reserve Account Draw Amount (If Item 74 is < 0, Lesser of the Reserve Account Balance and Item 74)	—

76	Reconciliation of Servicer Advance:
77	Beginning Balance of Servicer Advance	—
78	Payment Date Advance Reimbursement	—
79	Additional Payment Advances for current period	—

80	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT

81	Reserve Account Balances:
82	Targeted Reserve Account Balance (0.75% of Initial Securitized Value)		12,362,851.45
83	Initial Reserve Account Balance		12,362,851.45
84	Beginning Reserve Account Balance		12,362,851.45
85	Plus: Net Investment Income for the Collection Period		52,703.84

86	Subtotal: Reserve Fund Available for Distribution		12,415,555.29
87	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 45)		—
88	Less: Reserve Account Draw Amount (Item 75)		—

89	Subtotal Reserve Account Balance		12,415,555.29
90	Less: Excess Reserve Account Funds to Transferor (If Item 89 > Item 82)		52,703.84

91	Equals: Ending Reserve Account Balance		12,362,851.45

92	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

93	Current Period Net Residual Losses:	Units	Amounts
94	Aggregate Securitization Value for Scheduled Terminated Units	174	3,935,253.06
95	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(3,899,231.51)
96	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(41,361.00)
97	Less: Excess Wear and Tear Received		(21,460.31)
98	Less: Excess Mileage Received		(53,173.67)

99	Current Period Net Residual Losses/(Gains)	174	(79,973.43)

100	Cumulative Net Residual Losses:
101	Beginning Cumulative Net Residual Losses	1,044	1,048,502.50
102	Current Period Net Residual Losses (Item 99)	174	(79,973.43)

103	Ending Cumulative Net Residual Losses	1,218	968,529.07

104	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.06%

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 6-30-2007	PAGE 3

G.	POOL STATISTICS

105	Collateral Pool Balance Data		Initial	Current

106	Initial Aggregate Securitization Value		1,648,380,193	1,329,537,441
107	Initial Aggregate Base Residual Value		1,156,023,383	1,062,261,784
108	Number of Current Contracts		72,016	66,244
109	Weighted Average Lease Rate		3.46%	3.48%
110	Average Remaining Term		27.9	14.6
111	Average Original Term		37.0	37.0
112	Proportion of Base Prepayment Assumption Realized			88.67%
113	Actual Monthly Prepayment Speed			0.76%
114	Turn-in Ratio on Scheduled Terminations			84.48%
		Units	Book Amount	Securitization Value

115	Pool Balance - Beginning of Period	67,060	1,560,378,804	1,365,576,566
116	Depreciation/Payments		(22,248,557)	(19,413,210)
117	Gross Credit Losses	(37)	(892,277)	(849,338)
118	Early Terminations - Regular	(605)	(13,413,288)	(11,841,324)
119	Early Terminations - Lease Pull Aheads	—	—	—
120	Scheduled Terminations - Returned to VCI	(147)	(3,579,814)	(3,364,937)
121	Scheduled Terminations - Purchased	(27)	(612,508)	(570,316)

122	Pool Balance - End of Period	66,244	1,519,632,360	1,329,537,441

123	Delinquencies Aging Profile - End of Period	Units	Securitization Value	Percentage

124	Current	65,722	1,318,753,668	99.19%
125	31 - 90 Days Delinquent	465	9,545,428	0.72%
126	90+ Days Delinquent	57	1,238,345	0.09%

127	Total	66,244	1,329,537,441	100.00%

128	Credit Losses:		Units	Amounts

129	Aggregate Securitization Value on charged-off units		37	849,338
130	Aggregate Liquidation Proceeds on charged-off units			(672,829)
131	Recoveries on charged-off units			(57,665)

132	Current Period Aggregate Net Credit Losses/(Gains)		37	118,844

133	Cumulative Net Credit Losses:
134	Beginning Cumulative Net Credit Losses		204	1,394,249
135	Current Period Net Credit Losses (Item 132)		37	118,844

136	Ending Cumulative Net Residual Losses		241	1,513,093

137	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value			0.09%

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 6-30-2007	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
8/20/2007	21,240,369
9/20/2007	22,361,192
10/20/2007	24,060,874
11/20/2007	43,602,901
12/20/2007	39,824,933
1/20/2008	69,505,497
2/20/2008	84,107,032
3/20/2008	48,994,730
4/20/2008	41,240,380
5/20/2008	60,621,684
6/20/2008	51,316,770
7/20/2008	61,554,779
8/20/2008	75,174,856
9/20/2008	73,373,436
10/20/2008	54,403,555
11/20/2008	42,785,297
12/20/2008	21,370,441
1/20/2009	30,402,492
2/20/2009	35,197,732
3/20/2009	51,042,862
4/20/2009	68,743,873
5/20/2009	67,749,032
6/20/2009	66,185,022
7/20/2009	26,921,735
8/20/2009	18,831,870
9/20/2009	17,790,515
10/20/2009	12,528,322
11/20/2009	11,265,119
12/20/2009	6,374,648
1/20/2010	9,478,037
2/20/2010	8,726,837
3/20/2010	12,088,997
4/20/2010	14,988,677
5/20/2010	20,268,857
6/20/2010	14,306,627
7/20/2010	879,700
8/20/2010	66,708
9/20/2010	66,840
10/20/2010	61,097
11/20/2010	26,974
12/20/2010	6,142
1/20/2011	—
2/20/2011	—
3/20/2011	—
4/20/2011	—
5/20/2011	—
6/20/2011	—
7/20/2011	—
8/20/2011	—
9/20/2011	—
10/20/2011	—
11/20/2011	—
12/20/2011	—
1/20/2012	—
2/20/2012	—
3/20/2012	—
4/20/2012	—
5/20/2012	—
6/20/2012	—
7/20/2012	—
Total:	1,329,537,441

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a) each collection period is a calendar month rather than a fiscal month,
(b) timely receipt of all monthly rental payments and sales proceeds,
(c) no credit or residual losses and
(d) no prepayments (including defaults, purchase option exercises or other early lease terminations).
Actual cash flows are likely to vary from these amounts.
Summary of Material Modifications, Extensions or Waivers
     None in the current month
Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
     None in the current month
Summary of Material Breaches by the Issuer of Transaction Covenants
     None in the current month
Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
     None in the current month